Consolidated Statements of Comprehensive Income (Loss) (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Jun. 30, 2012
Consolidated Statements Of Comprehensive Income Loss
Net (loss)	$ (371)	$ 398	$ 1,678	[1]	$ (1,347)	$ (1,648)	$ (698)	$ (4,746)	[1]
Other comprehensive income (loss):
Foreign currency translation adjustment gain (loss)	(674)	532	455	[1]	(739)	482	682	0	[1]
Total comprehensive income (loss)	(1,045)	930	2,133	[1]	(2,086)	(1,166)	88	(4,746)	[1]
Comprehensive loss attributable to the non-controlling interest	(23)	(29)	0	[1]	(88)	(73)	(104)	0	[1]
Comprehensive income (loss) attributable to One Horizon Group, Inc.	$ (1,022)	$ 959	$ 2,133	[1]	$ (1,998)	$ (1,093)	$ (16)	$ (4,746)	[1]

[1]	Restated